787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

February 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Commodity Return Strategy Fund
Securities Act File No. 333-116212
Investment Company Act File No. 811-21589

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Commodity Return Strategy Fund (the “Fund”) hereby certifies that the definitive forms of prospectus and Statement of Additional Information for the Fund dated March 1, 2011, do not differ from the forms of prospectus and Statement of Additional Information, respectively, contained in Post-Effective Amendment No. 8 to the Registration Statement of the Fund (the “Amendment”) electronically filed with the Securities and Exchange Commission on February 23, 2011.  The Amendment became effective on February 28, 2011.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

NEW YORK  WASHINGTON  PARIS  LONDON  MILAN  ROME  FRANKFURT  BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh